UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-4707

Fidelity Advisor Series II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Limited Term Bond Fund

May 31, 2017

LTB-QTLY-0717
1.804849.113

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 70.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 7.8%
Automobiles - 3.5%
American Honda Finance Corp.:
1.2% 7/14/17	$5,000,000	$4,999,645
1.7% 2/22/19	1,918,000	1,918,777
1.7% 9/9/21	3,613,000	3,547,052
2% 2/14/20	5,000,000	5,019,705
2.125% 10/10/18	500,000	503,542
BMW U.S. Capital LLC:
2.15% 4/6/20 (a)	7,000,000	7,043,582
2.7% 4/6/22 (a)	5,799,000	5,864,935
Daimler Finance North America LLC:
1.375% 8/1/17 (a)	2,000,000	2,000,100
1.5% 7/5/19 (a)	5,000,000	4,950,135
1.65% 5/18/18 (a)	3,000,000	2,999,877
2.25% 3/2/20 (a)	3,020,000	3,034,408
2.3% 1/6/20 (a)	5,000,000	5,025,220
2.375% 8/1/18 (a)	1,000,000	1,006,884
2.45% 5/18/20 (a)	6,415,000	6,467,840
2.85% 1/6/22 (a)	3,175,000	3,227,438
General Motors Financial Co., Inc.:
2.35% 10/4/19	5,000,000	4,997,650
2.4% 4/10/18	3,000,000	3,014,244
2.65% 4/13/20	7,684,000	7,721,275
3.15% 1/15/20	5,000,000	5,092,500
3.2% 7/13/20	5,000,000	5,079,805
4.2% 3/1/21	3,000,000	3,143,379
Volkswagen Group of America Finance LLC 2.4% 5/22/20 (a)	4,458,000	4,474,209
Volkswagen International Finance NV:
1.6% 11/20/17 (a)	620,000	619,659
2.125% 11/20/18 (a)	1,500,000	1,502,562
		93,254,423
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	1,020,000	1,082,056
Hotels, Restaurants & Leisure - 0.5%
McDonald's Corp.:
2.1% 12/7/18	742,000	747,087
2.2% 5/26/20	5,000,000	5,041,185
2.625% 1/15/22	3,229,000	3,262,556
2.75% 12/9/20	5,345,000	5,459,009
		14,509,837
Household Durables - 0.3%
D.R. Horton, Inc.:
3.75% 3/1/19	2,000,000	2,053,896
4% 2/15/20	3,000,000	3,125,964
Toll Brothers Finance Corp. 4% 12/31/18	2,500,000	2,573,075
		7,752,935
Media - 3.5%
21st Century Fox America, Inc. 4.5% 2/15/21	13,000,000	13,996,125
British Sky Broadcasting Group PLC 2.625% 9/16/19 (a)	3,000,000	3,023,442
CBS Corp. 2.3% 8/15/19	3,663,000	3,686,615
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20	15,000,000	15,590,235
Comcast Corp.:
1.625% 1/15/22	15,111,000	14,763,689
6.3% 11/15/17	11,000,000	11,235,125
COX Communications, Inc. 6.25% 6/1/18 (a)	4,000,000	4,168,520
NBCUniversal Enterprise, Inc. 1.974% 4/15/19 (a)	3,000,000	3,014,004
Time Warner Cable, Inc.:
6.75% 7/1/18	5,651,000	5,939,619
8.25% 4/1/19	500,000	554,042
Time Warner, Inc.:
2.1% 6/1/19	2,000,000	2,005,890
4.75% 3/29/21	3,683,000	3,975,088
6.875% 6/15/18	5,095,000	5,365,845
Walt Disney Co. 1.85% 5/30/19	6,000,000	6,028,308
		93,346,547

TOTAL CONSUMER DISCRETIONARY		209,945,798

CONSUMER STAPLES - 5.3%
Beverages - 1.3%
Anheuser-Busch InBev Finance, Inc.:
1.9% 2/1/19	5,000,000	5,013,025
2.15% 2/1/19	1,500,000	1,509,518
2.65% 2/1/21	12,890,000	13,096,652
3.3% 2/1/23	9,190,000	9,479,081
Anheuser-Busch InBev Worldwide, Inc. 2.2% 8/1/18	2,310,000	2,325,394
PepsiCo, Inc. 1.7% 10/6/21	5,000,000	4,912,900
		36,336,570
Food & Staples Retailing - 1.4%
CVS Health Corp.:
1.9% 7/20/18	1,549,000	1,553,086
2.25% 12/5/18	8,376,000	8,433,325
2.25% 8/12/19	10,000,000	10,076,120
2.8% 7/20/20	1,496,000	1,525,815
Kroger Co.:
3.3% 1/15/21	5,000,000	5,164,500
6.4% 8/15/17	6,827,000	6,890,696
Walgreens Boots Alliance, Inc. 1.75% 5/30/18	2,997,000	3,021,815
		36,665,357
Food Products - 0.9%
General Mills, Inc. 2.2% 10/21/19	2,000,000	2,013,962
Kraft Foods Group, Inc.:
2.25% 6/5/17	610,000	610,000
5.375% 2/10/20	5,000,000	5,439,920
The J.M. Smucker Co.:
1.75% 3/15/18	5,874,000	5,878,435
2.5% 3/15/20	1,964,000	1,988,764
Tyson Foods, Inc. 2.65% 8/15/19	7,000,000	7,094,822
		23,025,903
Tobacco - 1.7%
Altria Group, Inc. 2.625% 1/14/20	5,000,000	5,087,910
BAT International Finance PLC:
1.85% 6/15/18 (a)	10,000,000	10,002,180
2.75% 6/15/20 (a)	3,160,000	3,203,469
Imperial Tobacco Finance PLC:
2.05% 2/11/18 (a)	3,906,000	3,907,289
2.05% 7/20/18 (a)	2,866,000	2,867,035
2.95% 7/21/20 (a)	3,000,000	3,062,991
Philip Morris International, Inc.:
1.875% 1/15/19	2,641,000	2,644,441
1.875% 2/25/21	6,954,000	6,894,349
Reynolds American, Inc.:
2.3% 6/12/18	5,704,000	5,733,147
3.25% 6/12/20	1,162,000	1,202,808
4% 6/12/22	1,077,000	1,146,740
		45,752,359

TOTAL CONSUMER STAPLES		141,780,189

ENERGY - 6.8%
Energy Equipment & Services - 0.8%
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	768,000	849,165
National Oilwell Varco, Inc. 1.35% 12/1/17	620,000	618,959
Noble Holding International Ltd. 5.75% 3/16/18	102,000	102,510
Petrofac Ltd. 3.4% 10/10/18 (a)	1,000,000	997,650
Schlumberger Holdings Corp.:
2.35% 12/21/18 (a)	9,662,000	9,725,576
3% 12/21/20 (a)	5,000,000	5,121,640
Transocean, Inc. 4.5% 10/15/17 (b)	3,500,000	3,541,563
		20,957,063
Oil, Gas & Consumable Fuels - 6.0%
Anadarko Petroleum Corp. 4.85% 3/15/21	559,000	600,282
BP Capital Markets PLC:
1.375% 5/10/18	5,000,000	4,991,810
1.674% 2/13/18	5,000,000	5,004,535
1.676% 5/3/19	989,000	987,667
2.315% 2/13/20	4,411,000	4,461,387
2.521% 1/15/20	4,688,000	4,763,425
Canadian Natural Resources Ltd.:
1.75% 1/15/18	415,000	414,851
3.45% 11/15/21	7,927,000	8,182,099
Cenovus Energy, Inc. 5.7% 10/15/19	297,000	318,439
Chevron Corp. 1.961% 3/3/20	4,000,000	4,014,956
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	2,107,000	2,116,692
3.3% 6/1/20	1,439,000	1,472,324
ConocoPhillips Co.:
1.5% 5/15/18	4,373,000	4,369,983
2.2% 5/15/20	1,962,000	1,973,929
DCP Midstream LLC 5.35% 3/15/20 (a)	6,738,000	7,041,210
DCP Midstream Operating LP:
2.5% 12/1/17	292,000	292,000
2.7% 4/1/19	821,000	816,895
Devon Energy Corp. 3.25% 5/15/22	7,000,000	7,081,536
Enbridge, Inc. 1.514% 6/2/17 (b)	2,613,000	2,613,000
Encana Corp.:
3.9% 11/15/21	4,500,000	4,670,969
6.5% 5/15/19	5,000,000	5,383,350
Energy Transfer Partners LP 2.5% 6/15/18	1,332,000	1,338,913
EnLink Midstream Partners LP 2.7% 4/1/19	785,000	786,266
Enterprise Products Operating LP:
1.65% 5/7/18	3,631,000	3,629,664
2.55% 10/15/19	178,000	180,223
2.85% 4/15/21	1,590,000	1,616,078
Exxon Mobil Corp.:
2.222% 3/1/21	3,780,000	3,818,095
2.726% 3/1/23	2,954,000	3,003,160
Kinder Morgan Energy Partners LP 2.65% 2/1/19	1,737,000	1,755,438
Kinder Morgan, Inc.:
2% 12/1/17	393,000	393,457
3.05% 12/1/19	4,285,000	4,376,399
Marathon Oil Corp. 2.8% 11/1/22	7,000,000	6,830,691
Marathon Petroleum Corp. 2.7% 12/14/18	3,202,000	3,236,492
Petro-Canada 6.05% 5/15/18	3,326,000	3,459,007
Petrobras Global Finance BV 6.125% 1/17/22	7,000,000	7,283,500
Petroleos Mexicanos:
3.125% 1/23/19	77,000	77,809
3.5% 7/18/18	5,000,000	5,055,970
3.5% 7/23/20	1,355,000	1,378,848
4.625% 9/21/23	4,535,000	4,622,979
5.375% 3/13/22 (a)	1,440,000	1,533,874
5.5% 2/4/19	2,000,000	2,096,800
6.375% 2/4/21	2,000,000	2,188,800
Plains All American Pipeline LP/PAA Finance Corp.:
2.6% 12/15/19	9,900,000	9,949,668
5.75% 1/15/20	962,000	1,040,875
Shell International Finance BV 2.125% 5/11/20	2,287,000	2,305,353
Southwestern Energy Co. 5.8% 1/23/20 (b)	864,000	876,960
Spectra Energy Capital, LLC 5.65% 3/1/20	28,000	30,214
Spectra Energy Partners LP 2.95% 9/25/18	90,000	91,238
Total Capital International SA 2.125% 1/10/19	2,000,000	2,014,776
TransCanada PipeLines Ltd.:
1.625% 11/9/17	3,000,000	3,001,110
1.875% 1/12/18	3,000,000	3,004,158
1.9457% 1/12/18 (b)	2,500,000	2,508,220
2.5% 8/1/22	2,372,000	2,376,519
3.125% 1/15/19	1,693,000	1,726,418
Western Gas Partners LP:
2.6% 8/15/18	1,257,000	1,262,398
5.375% 6/1/21	2,351,000	2,546,765
		162,968,474

TOTAL ENERGY		183,925,537

FINANCIALS - 30.3%
Banks - 15.6%
ABN AMRO Bank NV:
2.1% 1/18/19 (a)	5,000,000	5,009,585
2.5% 10/30/18 (a)	4,000,000	4,032,864
Australia & New Zealand Banking Group Ltd. 2.25% 6/13/19	3,250,000	3,271,356
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (a)	2,575,000	2,598,046
6.369% 6/16/18 (a)	962,000	994,833
Bank of America Corp.:
2% 1/11/18	4,060,000	4,070,012
2.25% 4/21/20	8,140,000	8,141,954
2.6% 1/15/19	7,495,000	7,568,953
2.625% 10/19/20	10,000,000	10,094,270
2.625% 4/19/21	13,000,000	13,068,263
2.65% 4/1/19	11,100,000	11,225,685
Bank of Nova Scotia 2.8% 7/21/21	2,000,000	2,040,486
Bank of Tokyo-Mitsubishi UFJ Ltd.:
2.3% 3/5/20 (a)	3,000,000	3,001,047
2.35% 9/8/19 (a)	3,050,000	3,058,250
2.7% 9/9/18 (a)	4,500,000	4,541,486
Barclays PLC:
2% 3/16/18	5,000,000	5,005,800
2.75% 11/8/19	5,331,000	5,378,686
2.875% 6/8/20	3,000,000	3,034,371
3.2% 8/10/21	5,045,000	5,125,443
3.25% 1/12/21	2,046,000	2,088,962
BNP Paribas 2.375% 9/14/17	6,000,000	6,016,422
BNP Paribas SA 2.375% 5/21/20	3,000,000	3,022,377
BPCE SA:
2.5% 12/10/18	5,000,000	5,044,205
2.5% 7/15/19	2,000,000	2,015,526
Capital One NA:
2.35% 8/17/18	500,000	502,786
2.35% 1/31/20	1,000,000	1,001,793
2.4% 9/5/19	2,000,000	2,005,538
CIT Group, Inc. 3.875% 2/19/19	5,090,000	5,223,613
Citigroup, Inc.:
1.7% 4/27/18	1,500,000	1,499,399
1.75% 5/1/18	2,870,000	2,869,084
2.05% 6/7/19	2,000,000	2,000,880
2.15% 7/30/18	2,000,000	2,006,710
2.35% 8/2/21	10,000,000	9,939,990
2.4% 2/18/20	4,000,000	4,017,024
2.45% 1/10/20	3,000,000	3,021,354
2.5% 9/26/18	1,500,000	1,510,911
2.5% 7/29/19	2,000,000	2,019,134
2.55% 4/8/19	3,000,000	3,030,312
2.65% 10/26/20	3,000,000	3,028,962
2.7% 3/30/21	5,000,000	5,035,605
2.75% 4/25/22	4,010,000	4,012,498
4.4% 6/10/25	2,604,000	2,715,053
Citizens Bank NA:
2.45% 12/4/19	5,526,000	5,572,120
2.55% 5/13/21	6,501,000	6,525,320
2.65% 5/26/22	3,000,000	3,002,154
Citizens Financial Group, Inc. 2.375% 7/28/21	417,000	414,843
Comerica, Inc. 2.125% 5/23/19	345,000	345,136
Commonwealth Bank of Australia:
2.25% 3/13/19	750,000	754,455
2.3% 9/6/19	2,000,000	2,014,584
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 1.7% 3/19/18	2,000,000	2,004,122
Credit Agricole SA 2.75% 6/10/20 (a)	8,000,000	8,111,776
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	6,000,000	6,156,828
Credit Suisse New York Branch:
2.3% 5/28/19	5,750,000	5,784,977
3% 10/29/21	1,500,000	1,530,554
Discover Bank:
2% 2/21/18	5,920,000	5,928,750
2.6% 11/13/18	4,000,000	4,033,920
Fifth Third Bancorp:
2.3% 3/1/19	279,000	280,680
2.875% 7/27/20	3,200,000	3,270,944
4.5% 6/1/18	3,024,000	3,103,221
First Horizon National Corp. 3.5% 12/15/20	3,000,000	3,083,316
HBOS PLC 6.75% 5/21/18 (a)	509,000	530,658
HSBC Bank PLC 1.5% 5/15/18 (a)	1,570,000	1,568,444
HSBC Holdings PLC 2.95% 5/25/21	4,000,000	4,051,352
HSBC U.S.A., Inc.:
2.375% 11/13/19	3,000,000	3,021,030
2.625% 9/24/18	262,000	264,741
Huntington Bancshares, Inc.:
2.3% 1/14/22	5,000,000	4,929,665
3.15% 3/14/21	3,000,000	3,075,303
7% 12/15/20	180,000	206,939
Huntington National Bank 2.2% 4/1/19	1,000,000	1,003,713
ING Bank NV 1.8% 3/16/18 (a)	5,000,000	5,008,775
ING Groep NV 3.15% 3/29/22	5,250,000	5,350,580
JPMorgan Chase & Co.:
2.2% 10/22/19	10,058,000	10,107,445
2.25% 1/23/20	8,000,000	8,034,560
2.35% 1/28/19	1,942,000	1,960,342
2.55% 10/29/20	7,500,000	7,569,923
2.75% 6/23/20	7,000,000	7,121,709
KeyCorp. 2.3% 12/13/18	2,000,000	2,012,124
La Caisse Centrale 1.75% 1/29/18 (a)	4,000,000	4,003,756
Mitsubishi UFJ Financial Group, Inc.:
2.19% 9/13/21	5,000,000	4,934,495
2.95% 3/1/21	4,000,000	4,067,820
2.998% 2/22/22	2,619,000	2,665,482
Mizuho Bank Ltd.:
2.45% 4/16/19 (a)	1,400,000	1,407,405
2.65% 9/25/19 (a)	2,000,000	2,018,008
Mizuho Financial Group, Inc.:
2.273% 9/13/21	3,000,000	2,957,151
2.632% 4/12/21 (a)	5,180,000	5,188,770
2.953% 2/28/22	6,000,000	6,066,522
MUFG Americas Holdings Corp. 2.25% 2/10/20	1,241,000	1,245,290
Nordea Bank AB 2.375% 4/4/19 (a)	1,000,000	1,008,293
PNC Bank NA:
1.8% 11/5/18	2,000,000	2,003,676
2.15% 4/29/21	5,000,000	4,984,985
2.4% 10/18/19	3,000,000	3,033,192
Regions Financial Corp. 3.2% 2/8/21	4,000,000	4,097,708
Royal Bank of Canada:
1.5% 7/29/19	5,000,000	4,954,245
2.125% 3/2/20	5,350,000	5,367,371
Royal Bank of Scotland Group PLC 3.875% 9/12/23	7,000,000	7,095,081
Sumitomo Mitsui Banking Corp.:
2.25% 7/11/19	3,500,000	3,515,890
2.45% 1/10/19	590,000	594,986
2.45% 1/16/20	3,000,000	3,022,089
2.65% 7/23/20	3,000,000	3,035,502
Sumitomo Mitsui Financial Group, Inc. 2.934% 3/9/21	2,449,000	2,493,800
SunTrust Banks, Inc.:
2.5% 5/1/19	550,000	555,937
2.9% 3/3/21	2,828,000	2,883,757
The Toronto-Dominion Bank:
2.125% 4/7/21	4,000,000	3,999,716
2.25% 11/5/19	2,000,000	2,016,668
Wells Fargo & Co.:
1.5% 1/16/18	1,300,000	1,299,305
2.15% 1/15/19	5,500,000	5,532,417
2.6% 7/22/20	13,000,000	13,191,048
Westpac Banking Corp.:
1.6% 8/19/19	5,000,000	4,969,285
2.8% 1/11/22	5,000,000	5,087,675
		421,921,856
Capital Markets - 4.9%
Credit Suisse Group AG 3.574% 1/9/23 (a)	15,000,000	15,299,985
Deutsche Bank AG London Branch:
2.5% 2/13/19	2,250,000	2,257,373
2.85% 5/10/19	10,968,000	11,080,181
Goldman Sachs Group, Inc.:
1.9312% 12/15/17 (b)	3,000,000	3,008,310
2.375% 1/22/18	8,850,000	8,890,285
2.625% 1/31/19	13,000,000	13,140,335
2.625% 4/25/21	2,097,000	2,106,755
5.95% 1/18/18	1,693,000	1,737,059
6.15% 4/1/18	402,000	416,254
IntercontinentalExchange, Inc.:
2.5% 10/15/18	347,000	351,674
2.75% 12/1/20	2,647,000	2,698,213
Lazard Group LLC 4.25% 11/14/20	543,000	574,029
Legg Mason, Inc. 2.7% 7/15/19	2,000,000	2,020,762
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	40,000	40,463
6.875% 4/25/18	726,000	758,546
Moody's Corp.:
2.75% 7/15/19	8,000,000	8,138,952
2.75% 12/15/21	647,000	653,122
Morgan Stanley:
2.375% 7/23/19	9,660,000	9,728,924
2.5% 1/24/19	1,750,000	1,765,320
2.5% 4/21/21	6,200,000	6,206,770
2.625% 11/17/21	5,350,000	5,363,091
2.65% 1/27/20	11,000,000	11,140,305
4.875% 11/1/22	7,000,000	7,630,266
5.5% 1/26/20	2,000,000	2,169,224
5.625% 9/23/19	112,000	120,653
7.3% 5/13/19	603,000	662,442
S&P Global, Inc. 2.5% 8/15/18	1,049,000	1,057,875
Thomson Reuters Corp. 1.65% 9/29/17	5,050,000	5,052,727
UBS AG Stamford Branch:
1.8529% 3/26/18 (b)	3,000,000	3,014,631
2.375% 8/14/19	5,843,000	5,888,908
		132,973,434
Consumer Finance - 4.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.5% 5/26/22	915,000	941,373
Ally Financial, Inc.:
3.25% 2/13/18	3,000,000	3,025,800
3.25% 11/5/18	3,000,000	3,046,560
4.25% 4/15/21	2,920,000	3,009,118
American Express Credit Corp.:
2.125% 3/18/19	5,520,000	5,554,119
2.2% 3/3/20	5,000,000	5,034,935
2.25% 5/5/21	4,000,000	4,002,812
Capital One Financial Corp. 2.45% 4/24/19	5,450,000	5,482,509
Discover Financial Services 5.2% 4/27/22	3,239,000	3,518,882
Ford Motor Credit Co. LLC:
1.684% 9/8/17	1,000,000	1,000,321
1.897% 8/12/19	3,000,000	2,976,684
2.145% 1/9/18	2,500,000	2,506,720
2.24% 6/15/18	6,000,000	6,017,820
2.597% 11/4/19	7,000,000	7,042,826
2.681% 1/9/20	4,063,000	4,102,058
2.875% 10/1/18	2,500,000	2,527,223
3.157% 8/4/20	3,000,000	3,053,568
3.336% 3/18/21	4,500,000	4,584,875
3.339% 3/28/22	2,246,000	2,273,841
Hyundai Capital America:
2% 3/19/18 (a)	1,891,000	1,893,322
2% 7/1/19 (a)	3,000,000	2,979,000
2.125% 10/2/17 (a)	2,437,000	2,439,712
2.55% 2/6/19 (a)	4,759,000	4,777,893
2.6% 3/19/20 (a)	2,000,000	2,005,560
2.875% 8/9/18 (a)	2,606,000	2,630,194
Synchrony Financial:
1.875% 8/15/17	173,000	173,009
2.6% 1/15/19	5,887,000	5,919,149
2.7% 2/3/20	2,500,000	2,515,755
3% 8/15/19	5,516,000	5,594,564
Toyota Motor Credit Corp.:
1.55% 7/13/18	5,000,000	5,005,350
1.55% 10/18/19	2,244,000	2,231,685
2% 10/24/18	2,500,000	2,516,525
2.6% 1/11/22	5,500,000	5,568,294
		115,952,056
Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc. 2.2% 3/15/21	1,436,000	1,451,493
Brixmor Operating Partnership LP 3.875% 8/15/22	2,222,000	2,293,613
GE Capital International Funding Co. 2.342% 11/15/20	11,630,000	11,746,812
General Electric Capital Corp. 2.2% 1/9/20	2,577,000	2,609,934
ING Bank NV 1.65% 8/15/19 (a)	4,000,000	3,960,016
		22,061,868
Insurance - 4.7%
ACE INA Holdings, Inc. 2.3% 11/3/20	1,173,000	1,181,501
AFLAC, Inc. 2.4% 3/16/20	6,000,000	6,087,396
AIA Group Ltd. 2.25% 3/11/19 (a)	8,529,000	8,541,526
American International Group, Inc.:
2.3% 7/16/19	10,304,000	10,370,863
3.3% 3/1/21	4,987,000	5,135,623
4.875% 6/1/22	1,484,000	1,632,217
Aon Corp. 5% 9/30/20	2,178,000	2,353,268
Aon PLC 2.8% 3/15/21	7,000,000	7,060,039
Assurant, Inc. 2.5% 3/15/18	2,000,000	2,009,176
Great-West Life & Annuity Insurance Co. 3.7176% 5/16/46 (a)(b)	259,000	256,410
Hartford Financial Services Group, Inc. 5.5% 3/30/20	4,601,000	5,012,923
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	16,714,000	18,236,512
Marsh & McLennan Companies, Inc.:
2.35% 3/6/20	5,000,000	5,047,030
2.55% 10/15/18	517,000	522,383
2.75% 1/30/22	2,231,000	2,262,085
3.3% 3/14/23	1,731,000	1,789,156
MassMutual Global Funding II:
2.35% 4/9/19 (a)	1,000,000	1,010,543
2.5% 4/13/22 (a)	5,440,000	5,422,260
Metropolitan Life Global Funding I:
1.5% 1/10/18 (a)	4,431,000	4,432,896
2% 4/14/20 (a)	3,000,000	2,994,483
2.65% 4/8/22 (a)	5,000,000	5,045,435
New York Life Global Funding 1.55% 11/2/18 (a)	3,500,000	3,499,223
Pacific LifeCorp 6% 2/10/20 (a)	10,698,000	11,650,133
Pricoa Global Funding I 1.6% 5/29/18 (a)	967,000	967,399
Principal Life Global Funding II 2.375% 9/11/19 (a)	2,200,000	2,216,876
Prudential Financial, Inc. 3.5% 5/15/24	2,550,000	2,667,675
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	5,280,000	5,366,238
Unum Group 5.625% 9/15/20	2,743,000	3,013,202
		125,784,471

TOTAL FINANCIALS		818,693,685

HEALTH CARE - 5.9%
Biotechnology - 0.8%
AbbVie, Inc.:
1.8% 5/14/18	3,972,000	3,977,279
2.5% 5/14/20	5,952,000	6,022,382
Amgen, Inc.:
2.125% 5/1/20	1,618,000	1,621,150
2.2% 5/22/19	4,290,000	4,319,558
5.85% 6/1/17	446,000	446,000
Celgene Corp.:
2.125% 8/15/18	1,549,000	1,557,222
2.875% 8/15/20	3,000,000	3,068,211
		21,011,802
Health Care Equipment & Supplies - 1.4%
Abbott Laboratories:
2.35% 11/22/19	5,000,000	5,030,565
2.9% 11/30/21	4,980,000	5,056,936
Becton, Dickinson & Co.:
1.8% 12/15/17	1,149,000	1,151,856
2.675% 12/15/19	287,000	290,501
2.894% 6/6/22 (c)	15,000,000	15,021,255
Danaher Corp.:
1.65% 9/15/18	3,976,000	3,982,107
2.4% 9/15/20	619,000	628,677
Medtronic, Inc.:
1.5% 3/15/18	1,770,000	1,770,841
2.5% 3/15/20	2,200,000	2,238,298
Zimmer Biomet Holdings, Inc. 2% 4/1/18	2,702,000	2,706,102
		37,877,138
Health Care Providers & Services - 0.7%
Cardinal Health, Inc. 1.95% 6/15/18	462,000	463,169
Express Scripts Holding Co.:
1.25% 6/2/17	1,500,000	1,500,000
2.25% 6/15/19	1,000,000	1,004,185
McKesson Corp. 2.284% 3/15/19	686,000	690,060
UnitedHealth Group, Inc.:
1.4% 10/15/17	2,128,000	2,127,519
1.9% 7/16/18	3,000,000	3,013,314
2.125% 3/15/21	3,000,000	3,010,260
2.7% 7/15/20	1,361,000	1,393,625
2.875% 12/15/21	2,000,000	2,055,192
WellPoint, Inc.:
1.875% 1/15/18	326,000	326,419
2.25% 8/15/19	2,950,000	2,964,417
		18,548,160
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc.:
2.15% 12/14/18	881,000	885,705
2.4% 2/1/19	3,086,000	3,109,568
3% 4/15/23	5,000,000	5,067,050
		9,062,323
Pharmaceuticals - 2.7%
Actavis Funding SCS:
2.45% 6/15/19	3,277,000	3,302,587
3% 3/12/20	5,438,000	5,556,456
Bayer U.S. Finance LLC 1.5% 10/6/17 (a)	1,863,000	1,862,883
Forest Laboratories, Inc. 4.375% 2/1/19 (a)	1,060,000	1,096,301
Mylan N.V.:
2.5% 6/7/19	9,824,000	9,882,885
3% 12/15/18	3,000,000	3,042,012
3.15% 6/15/21	2,306,000	2,349,415
Perrigo Co. PLC 3.5% 3/15/21	4,556,000	4,739,538
Perrigo Finance PLC 3.5% 12/15/21	3,263,000	3,403,825
Shire Acquisitions Investments Ireland DAC:
1.9% 9/23/19	5,000,000	4,981,405
2.4% 9/23/21	7,000,000	6,953,541
Teva Pharmaceutical Finance Netherlands III BV:
1.7% 7/19/19	8,234,000	8,166,407
2.2% 7/21/21	11,726,000	11,495,866
2.8% 7/21/23	1,238,000	1,201,068
Zoetis, Inc.:
1.875% 2/1/18	5,445,000	5,448,136
3.45% 11/13/20	493,000	511,431
		73,993,756

TOTAL HEALTH CARE		160,493,179

INDUSTRIALS - 1.9%
Aerospace & Defense - 0.5%
BAE Systems Holdings, Inc. 2.85% 12/15/20 (a)	5,615,000	5,696,547
Lockheed Martin Corp. 2.5% 11/23/20	2,361,000	2,399,088
Rockwell Collins, Inc. 1.95% 7/15/19	2,148,000	2,153,091
The Boeing Co. 1.65% 10/30/20	3,000,000	2,978,691
		13,227,417
Airlines - 0.2%
Continental Airlines, Inc.:
6.648% 9/15/17	18,172	18,400
6.795% 8/2/18	1,040	1,071
6.9% 1/2/18	5,585	5,661
Delta Air Lines, Inc. 2.875% 3/13/20	5,500,000	5,577,037
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	34,279	34,965
8.36% 1/20/19	42,984	42,984
		5,680,118
Electrical Equipment - 0.1%
Fortive Corp.:
1.8% 6/15/19 (a)	910,000	905,992
2.35% 6/15/21 (a)	1,547,000	1,539,630
		2,445,622
Industrial Conglomerates - 0.5%
Roper Technologies, Inc.:
2.05% 10/1/18	2,919,000	2,927,021
2.8% 12/15/21	3,883,000	3,934,112
3% 12/15/20	5,100,000	5,222,961
		12,084,094
Machinery - 0.0%
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	263,000	266,011
Trading Companies & Distributors - 0.6%
Air Lease Corp.:
2.125% 1/15/18	414,000	414,932
2.625% 9/4/18	1,628,000	1,642,857
3.375% 6/1/21	8,097,000	8,349,699
3.75% 2/1/22	1,228,000	1,285,205
3.875% 4/1/21	500,000	524,158
4.75% 3/1/20	605,000	644,395
International Lease Finance Corp. 5.875% 4/1/19	4,000,000	4,260,584
		17,121,830

TOTAL INDUSTRIALS		50,825,092

INFORMATION TECHNOLOGY - 2.0%
Communications Equipment - 0.3%
Cisco Systems, Inc.:
1.65% 6/15/18	3,000,000	3,007,740
2.125% 3/1/19	1,500,000	1,514,439
2.45% 6/15/20	3,000,000	3,055,755
		7,577,934
Electronic Equipment & Components - 1.0%
Amphenol Corp.:
1.55% 9/15/17	1,426,000	1,425,991
2.2% 4/1/20	5,000,000	5,022,250
3.2% 4/1/24	896,000	912,490
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (a)	4,200,000	4,299,326
4.42% 6/15/21 (a)	4,200,000	4,426,136
Tyco Electronics Group SA:
2.35% 8/1/19	3,000,000	3,019,743
2.375% 12/17/18	4,049,000	4,080,777
6.55% 10/1/17	4,476,000	4,548,399
		27,735,112
IT Services - 0.2%
The Western Union Co.:
2.875% 12/10/17	773,000	778,059
3.65% 8/22/18	3,111,000	3,172,125
		3,950,184
Software - 0.2%
Oracle Corp.:
1.9% 9/15/21	5,000,000	4,965,070
2.25% 10/8/19	1,552,000	1,572,210
		6,537,280
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc. 2.85% 5/6/21	850,000	876,668
Hewlett Packard Enterprise Co. 2.85% 10/5/18	4,000,000	4,054,512
Xerox Corp. 2.75% 3/15/19	2,585,000	2,608,906
		7,540,086

TOTAL INFORMATION TECHNOLOGY		53,340,596

MATERIALS - 0.7%
Chemicals - 0.4%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (a)	5,340,000	5,345,383
Ecolab, Inc.:
1.45% 12/8/17	335,000	334,825
1.55% 1/12/18	2,500,000	2,500,140
Monsanto Co. 2.125% 7/15/19	3,000,000	3,002,331
Sherwin-Williams Co. 1.35% 12/15/17	620,000	619,513
		11,802,192
Metals & Mining - 0.3%
Anglo American Capital PLC 3.625% 5/14/20 (a)	1,513,000	1,532,730
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (a)	630,000	662,183
Freeport-McMoRan, Inc.:
2.3% 11/14/17	670,000	668,325
2.375% 3/15/18	4,000,000	3,996,000
		6,859,238

TOTAL MATERIALS		18,661,430

REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	189,000	202,882
American Campus Communities Operating Partnership LP 3.35% 10/1/20	1,272,000	1,310,570
Boston Properties, Inc.:
3.7% 11/15/18	1,787,000	1,828,805
5.875% 10/15/19	446,000	480,353
DDR Corp.:
3.5% 1/15/21	360,000	365,887
4.25% 2/1/26	1,865,000	1,838,023
4.625% 7/15/22	779,000	816,090
4.75% 4/15/18	1,634,000	1,664,536
Duke Realty LP 6.75% 3/15/20	35,000	39,040
ERP Operating LP:
2.375% 7/1/19	1,641,000	1,652,420
3.375% 6/1/25	3,000,000	3,026,196
5.75% 6/15/17	442,000	442,509
Federal Realty Investment Trust:
2.55% 1/15/21	5,000,000	5,024,360
5.9% 4/1/20	5,000	5,514
Government Properties Income Trust 3.75% 8/15/19	3,000,000	3,028,107
Health Care REIT, Inc.:
2.25% 3/15/18	250,000	250,934
4.7% 9/15/17	2,436,000	2,455,983
HRPT Properties Trust 6.65% 1/15/18	95,000	95,509
Omega Healthcare Investors, Inc. 4.375% 8/1/23	2,877,000	2,959,573
Select Income REIT 2.85% 2/1/18	1,515,000	1,523,178
Simon Property Group LP:
2.2% 2/1/19	462,000	465,003
2.35% 1/30/22	1,046,000	1,039,207
United Dominion Realty Trust, Inc. 4.25% 6/1/18	431,000	441,397
		30,956,076
Real Estate Management & Development - 1.1%
Brandywine Operating Partnership LP:
3.95% 2/15/23	360,000	364,312
4.95% 4/15/18	51,000	52,244
Digital Realty Trust LP:
3.4% 10/1/20	5,590,000	5,758,522
3.625% 10/1/22	1,040,000	1,073,635
Liberty Property LP 4.75% 10/1/20	1,045,000	1,110,783
Mack-Cali Realty LP:
2.5% 12/15/17	439,000	440,086
4.5% 4/18/22	185,000	189,534
Tanger Properties LP 6.125% 6/1/20	606,000	665,466
Ventas Realty LP 3.125% 6/15/23	591,000	590,999
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	1,743,000	1,746,049
4% 4/30/19	11,000,000	11,338,943
4.25% 3/1/22	4,000,000	4,241,872
Washington Prime Group LP 3.85% 4/1/20	2,090,000	2,112,409
		29,684,854

TOTAL REAL ESTATE		60,640,930

TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.7%
AT&T, Inc.:
2.375% 11/27/18	10,000,000	10,079,910
2.45% 6/30/20	5,088,000	5,111,883
2.8% 2/17/21	4,000,000	4,047,436
5.875% 10/1/19	5,034,000	5,443,722
British Telecommunications PLC 2.35% 2/14/19	4,296,000	4,326,222
CenturyLink, Inc. 6.15% 9/15/19	592,000	633,440
Deutsche Telekom International Financial BV 6.75% 8/20/18	2,911,000	3,082,595
SBA Tower Trust 3.168% 4/15/22 (a)	7,000,000	7,066,176
Verizon Communications, Inc.:
1.1% 11/1/17	620,000	619,502
1.75% 8/15/21	15,000,000	14,590,650
2.625% 2/21/20	2,913,000	2,963,523
3% 11/1/21	4,318,000	4,403,799
3.65% 9/14/18	6,000,000	6,143,754
4.5% 9/15/20	4,000,000	4,287,040
		72,799,652
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC:
1.5% 2/19/18	2,625,000	2,623,436
5.45% 6/10/19	2,000,000	2,134,788
		4,758,224

TOTAL TELECOMMUNICATION SERVICES		77,557,876

UTILITIES - 4.7%
Electric Utilities - 2.7%
AmerenUE 6.4% 6/15/17	519,000	519,726
American Electric Power Co., Inc. 1.65% 12/15/17	1,827,000	1,826,963
Commonwealth Edison Co. 2.15% 1/15/19	188,000	189,235
Duke Energy Corp.:
1.625% 8/15/17	3,304,000	3,304,601
1.8% 9/1/21	1,354,000	1,323,822
2.1% 6/15/18	5,395,000	5,416,526
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (a)	48,000	53,585
Edison International 2.95% 3/15/23	730,000	736,490
Eversource Energy:
1.45% 5/1/18	153,000	152,855
2.5% 3/15/21	896,000	895,877
2.75% 3/15/22	3,489,000	3,531,245
Exelon Corp.:
2.85% 6/15/20	2,479,000	2,525,799
3.497% 6/1/22 (b)	7,287,000	7,460,795
FirstEnergy Corp.:
2.75% 3/15/18	6,652,000	6,691,100
4.25% 3/15/23	600,000	625,514
FirstEnergy Solutions Corp. 6.05% 8/15/21	655,000	258,725
Great Plains Energy, Inc.:
2.5% 3/9/20	1,551,000	1,566,398
3.15% 4/1/22	2,046,000	2,080,144
IPALCO Enterprises, Inc. 3.45% 7/15/20	2,576,000	2,614,640
LG&E and KU Energy LLC 3.75% 11/15/20	5,002,000	5,202,865
Nevada Power Co.:
6.5% 5/15/18	1,562,000	1,634,869
6.5% 8/1/18	273,000	287,838
NextEra Energy Capital Holdings, Inc.:
1.586% 6/1/17	2,904,000	2,904,000
1.649% 9/1/18	950,000	948,249
PacifiCorp 5.5% 1/15/19	2,750,000	2,913,754
Pennsylvania Electric Co. 6.05% 9/1/17	115,000	116,172
PG&E Corp. 2.4% 3/1/19	74,000	74,536
Public Service Electric & Gas Co. 2.3% 9/15/18	2,000,000	2,021,076
Southern Co.:
1.85% 7/1/19	3,000,000	2,992,290
2.35% 7/1/21	5,250,000	5,222,096
TECO Finance, Inc.:
1.7554% 4/10/18 (b)	3,000,000	3,004,137
5.15% 3/15/20	252,000	269,170
Xcel Energy, Inc.:
1.2% 6/1/17	3,153,000	3,153,000
2.4% 3/15/21	1,050,000	1,056,493
		73,574,585
Gas Utilities - 0.0%
Texas Eastern Transmission LP 6% 9/15/17 (a)	1,096,000	1,109,666
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP:
2.15% 6/15/19	557,000	557,254
2.7% 6/15/21	548,000	550,966
Kinder Morgan Finance Co. LLC 6% 1/15/18 (a)	2,500,000	2,562,683
Southern Power Co.:
1.85% 12/1/17	704,000	704,866
2.375% 6/1/20	1,087,000	1,097,463
TransAlta Corp. 1.9% 6/3/17	2,900,000	2,900,000
		8,373,232
Multi-Utilities - 1.7%
Ameren Illinois Co. 6.125% 11/15/17	62,000	63,322
Berkshire Hathaway Energy Co. 2% 11/15/18	544,000	545,495
Consolidated Edison, Inc.:
2% 3/15/20	1,355,000	1,356,593
2% 5/15/21	1,538,000	1,523,761
Dominion Resources, Inc.:
1.4% 9/15/17	3,225,000	3,226,219
1.9% 6/15/18	2,540,000	2,544,826
2% 8/15/21	843,000	830,436
2.5% 12/1/19	10,382,000	10,489,381
3.4522% 9/30/66 (b)	651,000	559,860
3.9772% 6/30/66 (b)	567,000	535,815
NiSource Finance Corp. 3.85% 2/15/23	700,000	732,646
NSTAR 4.5% 11/15/19	2,500,000	2,646,115
Public Service Enterprise Group, Inc. 2% 11/15/21	1,782,000	1,738,307
Puget Energy, Inc. 6.5% 12/15/20	991,000	1,114,189
Sempra Energy:
1.625% 10/7/19	4,189,000	4,145,853
2.4% 3/15/20	1,890,000	1,904,141
2.85% 11/15/20	1,392,000	1,410,145
Wisconsin Energy Corp.:
1.65% 6/15/18	3,006,000	3,006,430
2.45% 6/15/20	5,901,000	5,963,610
3.2943% 5/15/67 (b)	454,000	423,627
		44,760,771

TOTAL UTILITIES		127,818,254

TOTAL NONCONVERTIBLE BONDS
(Cost $1,892,421,535)		1,903,682,566

U.S. Treasury Obligations - 11.9%
U.S. Treasury Notes:
0.75% 7/15/19	$33,880,000	$33,489,601
0.875% 9/15/19	3,604,000	3,568,101
1.125% 7/31/21	45,000,000	44,012,115
1.375% 3/31/20	63,042,000	62,968,110
1.375% 4/30/20	6,478,000	6,466,106
1.375% 1/31/21	45,000,000	44,655,480
1.75% 12/31/20	32,000,000	32,193,760
2% 5/31/24	10,290,000	10,275,131
2.125% 3/31/24	27,568,000	27,770,459
2.25% 3/31/21	55,000,000	56,295,525
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $322,573,208)		321,694,388

U.S. Government Agency - Mortgage Securities - 0.3%
Fannie Mae - 0.2%
2.571% 6/1/42 (b)	41,823	43,352
2.695% 2/1/42 (b)	364,746	377,515
2.773% 1/1/42 (b)	262,825	275,741
2.892% 7/1/35 (b)	58,852	62,018
2.919% 12/1/33 (b)	493,684	519,594
2.944% 11/1/40 (b)	14,379	15,168
3.019% 10/1/41 (b)	14,459	15,194
3.023% 9/1/41 (b)	22,232	23,372
3.166% 4/1/35 (b)	273,128	288,678
3.17% 11/1/36 (b)	91,222	94,596
3.25% 7/1/41 (b)	33,967	35,683
3.31% 1/1/40 (b)	112,403	118,964
3.331% 3/1/40 (b)	61,496	64,747
3.384% 10/1/41 (b)	20,582	21,883
3.435% 12/1/39 (b)	23,323	24,289
3.5% 7/1/26 to 10/1/29	3,125,858	3,287,519
3.567% 7/1/41 (b)	43,299	45,117
3.573% 3/1/40 (b)	84,350	88,865
4.5% 3/1/35	29,386	31,820
6.5% 7/1/17 to 8/1/36	367,105	423,599
7% 9/1/18 to 6/1/33	232,249	271,600
7.5% 6/1/26 to 3/1/28	69,815	80,937
8.5% 5/1/21 to 9/1/25	4,703	5,318
9.5% 2/1/25	271	283
10.5% 8/1/20	2,328	2,414

TOTAL FANNIE MAE		6,218,266

Freddie Mac - 0.1%
3.219% 9/1/41 (b)	23,865	24,756
3.22% 4/1/41 (b)	22,831	24,225
3.279% 6/1/41 (b)	30,150	31,686
3.421% 5/1/41 (b)	22,711	23,966
3.5% 8/1/26	2,163,086	2,269,635
3.529% 4/1/40 (b)	65,014	68,256
3.62% 5/1/41 (b)	30,646	32,306
3.624% 2/1/40 (b)	95,057	100,229
3.648% 6/1/41 (b)	35,544	37,451
3.655% 4/1/40 (b)	66,035	69,518
4.5% 8/1/18	57,542	58,909
5% 3/1/19	105,998	107,853
8.5% 9/1/24 to 8/1/27	25,285	29,608

TOTAL FREDDIE MAC		2,878,398

Ginnie Mae - 0.0%
7% 7/15/28 to 11/15/28	58,069	67,116
7.5% 2/15/28 to 10/15/28	3,249	3,831
8% 6/15/24	33	38
8.5% 10/15/21	18,364	20,145
11% 7/20/19 to 8/20/19	562	584

TOTAL GINNIE MAE		91,714

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $9,112,990)		9,188,378

Asset-Backed Securities - 6.5%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.7286% 4/25/35 (b)	$56,669	$55,860
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.6736% 3/25/34 (b)	27,671	27,334
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	292,000	291,978
Series 2012-5 Class A, 1.54% 9/15/19	11,057,000	11,062,535
Series 2014-4 Class A2, 1.43% 6/17/19	3,870,000	3,870,000
Series 2014-5 Class A2, 1.6% 10/15/19	3,000,000	3,002,099
Series 2015-3 Class A, 1.63% 5/15/20	3,130,000	3,131,553
AmeriCredit Automobile Receivables Trust:
Series 2014-2 Class A3, 0.94% 2/8/19	4,417	4,416
Series 2014-4 Class A3, 1.27% 7/8/19	158,048	158,003
Series 2015-2 Class A3, 1.27% 1/8/20	1,775,068	1,774,351
Series 2016-1 Class A3, 1.81% 10/8/20	1,888,000	1,891,783
Series 2016-2 Class A2A, 1.42% 10/8/19	1,326,431	1,326,271
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 2.0736% 12/25/33 (b)	4,144	4,003
Series 2004-R2 Class M3, 1.8486% 4/25/34 (b)	10,238	8,736
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.8036% 3/25/34 (b)	4,092	3,872
Series 2004-W11 Class M2, 2.0736% 11/25/34 (b)	56,477	56,148
Series 2004-W7 Class M1, 1.8486% 5/25/34 (b)	148,772	143,198
Series 2006-W4 Class A2C, 1.1836% 5/25/36 (b)	124,888	43,308
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.8156% 4/25/34 (b)	121,329	114,201
Series 2006-HE2 Class M1, 1.3936% 3/25/36 (b)	2,273	754
Bank of America Credit Card Master Trust Series 2015-A2 Class A, 1.36% 9/15/20	4,899,000	4,896,247
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 2.1486% 2/25/35 (b)	334,169	307,708
Capital Auto Receivables Asset Trust Series 2015-2 Class A2, 1.39% 9/20/18	551,564	551,527
Capital One Multi-Asset Execution Trust Series 2016-A4 Class A4, 1.33% 6/15/22	4,860,000	4,825,653
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 1.1306% 12/25/36 (b)	205,465	157,889
Chase Issuance Trust Series 2015-A2, Class A, 1.59% 2/18/20	945,000	946,535
Chesapeake Funding II LLC Series 2017-2A Class A1, 1.99% 5/15/29 (a)	4,582,000	4,581,758
Chrysler Capital Auto Receivables Trust:
Series 2015-AA Class A3, 1.22% 7/15/19 (a)	1,051,542	1,051,115
Series 2016-BA Class A2, 1.36% 1/15/20 (a)	4,201,000	4,198,140
CIT Equipment Collateral Series 2014-VT1 Class A3, 1.5% 10/21/19 (a)	685,995	686,051
Citibank Credit Card Issuance Trust Series 2014-A6 Class A6, 2.15% 7/15/21	2,896,000	2,925,324
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 6.2736% 3/25/32 (b)	9,741	9,664
Series 2004-3 Class M4, 2.4786% 4/25/34 (b)	6,084	5,727
Series 2004-4 Class M2, 1.8186% 6/25/34 (b)	6,913	6,870
Dell Equipment Finance Trust Series 2015-1 Class A3, 1.3% 3/23/20 (a)	752,002	751,983
Discover Card Master Trust:
Series 2016-A1 Class A1, 1.64% 7/15/21	3,630,000	3,635,016
Series 2016-A4 Class A4, 1.39% 3/15/22	5,019,000	4,988,945
Enterprise Fleet Financing LLC:
Series 2014-2 Class A2, 1.05% 3/20/20 (a)	467,602	467,343
Series 2015-1 Class A2, 1.3% 9/20/20 (a)	898,030	897,223
Series 2016-2 Class A2, 1.74% 2/22/22 (a)	2,275,896	2,274,325
Series 2017-1 Class A2, 2.13% 7/20/22 (a)	3,338,000	3,349,192
Fannie Mae Series 2004-T5 Class AB3, 1.7186% 5/28/35 (b)	4,436	3,956
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 3.1986% 8/25/34 (b)	26,173	25,075
Flagship Credit Auto Trust Series 2016-1 Class A, 2.77% 12/15/20 (a)	2,037,366	2,055,121
Ford Credit Auto Owner Trust:
Series 2014-2 Class A, 2.31% 4/15/26 (a)	9,142,000	9,257,363
Series 2015-1 Class A, 2.12% 7/15/26 (a)	2,785,000	2,805,178
Series 2015-2 Class A, 2.44% 1/15/27 (a)	6,181,000	6,275,496
Series 2016-1 Class A, 2.31% 8/15/27 (a)	5,938,000	5,996,596
Series 2017-1 Class A, 2.62% 8/15/28 (a)	5,415,000	5,506,251
Ford Credit Floorplan Master Owner Trust:
Series 2015-1 Class A1, 1.42% 1/15/20	6,000,000	5,998,694
Series 2015-5 Class A, 2.39% 8/15/22	10,511,000	10,653,514
Series 2016-3 Class A1, 1.55% 7/15/21	4,844,000	4,824,256
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.7586% 1/25/35 (b)	81,136	75,574
Class M4, 2.0436% 1/25/35 (b)	39,567	20,802
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.5687% 2/25/47 (a)(b)	89,659	84,991
GE Business Loan Trust Series 2006-2A:
Class A, 1.1691% 11/15/34 (a)(b)	55,636	52,926
Class B, 1.2691% 11/15/34 (a)(b)	20,186	18,869
Class C, 1.3691% 11/15/34 (a)(b)	33,316	30,858
Class D, 1.7391% 11/15/34 (a)(b)	12,637	11,467
GM Financial Automobile Leasing Trust Series 2015-1 Class A3, 1.53% 9/20/18	1,670,658	1,671,481
GMF Floorplan Owner Revolving Trust:
Series 2015-1 Class A1, 1.65% 5/15/20 (a)	3,732,000	3,734,559
Series 2016-1 Class A1, 1.86% 5/17/21 (a)	3,160,000	3,171,282
Series 2017-1 Class A1, 2.25% 1/18/22 (a)	4,092,000	4,117,512
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	19,112	1,475
Home Equity Asset Trust:
Series 2003-2 Class M1, 2.3106% 8/25/33 (b)	27,153	26,733
Series 2003-5 Class A2, 1.6906% 12/25/33 (b)	2,817	2,725
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 1.1806% 1/25/37 (b)	138,266	98,791
Hyundai Auto Lease Securitization Trust Series 2015-B Class A3, 1.4% 11/15/18 (a)	2,238,576	2,238,414
Hyundai Floorplan Master Owner Trust Series 2016-1A Class A2, 1.81% 3/15/21 (a)	2,151,000	2,151,603
KeyCorp Student Loan Trust Series 2006-A Class 2C, 2.3029% 3/27/42 (b)	392,000	267,611
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1.2906% 5/25/37 (b)	31,409	616
Mercedes-Benz Auto Receivables Trust Series 2016-1 Class A3, 1.26% 2/16/21	4,798,000	4,775,886
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.7736% 7/25/34 (b)	11,534	10,877
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.9986% 7/25/34 (b)	16,863	16,128
Series 2006-FM1 Class A2B, 1.1336% 4/25/37 (b)	254	138
Series 2006-OPT1 Class A1A, 1.5436% 6/25/35 (b)	133,064	128,930
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.7036% 8/25/34 (b)	4,895	4,411
Series 2004-NC8 Class M6, 2.8986% 9/25/34 (b)	46,485	44,786
Series 2005-NC1 Class M1, 1.6836% 1/25/35 (b)	16,628	15,508
Series 2005-NC2 Class B1, 2.7786% 3/25/35 (b)	15,272	562
Nationstar HECM Loan Trust:
Series 2016-1A Class A, 2.9813% 2/25/26 (a)	820,105	820,368
Series 2016-3A Class A, 2.0125% 8/25/26 (a)	3,410,449	3,403,720
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1.5336% 9/25/35 (b)	162,650	158,964
Nissan Master Owner Trust Receivables:
Series 2015-A Class A2, 1.44% 1/15/20	2,500,000	2,499,855
Series 2016-A Class A2, 1.54% 6/15/21	2,442,000	2,430,878
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.8656% 9/25/34 (b)	55,814	55,498
Class M4, 3.1656% 9/25/34 (b)	77,891	50,864
Series 2005-WCH1 Class M4, 2.2686% 1/25/36 (b)	126,217	124,902
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.8236% 4/25/33 (b)	582	527
Santander Drive Auto Receivables Trust Series 2014-4 Class B, 1.82% 5/15/19	10	10
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.8186% 3/25/35 (b)	60,587	58,070
Securitized Term Auto Receivables Trust Series 2016-1A Class A3, 1.524% 3/25/20 (a)	2,886,000	2,875,889
SLM Private Credit Student Loan Trust Series 2004-A Class C, 2.0812% 6/15/33 (b)	27,318	27,191
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.7486% 9/25/34 (b)	3,887	3,581
Synchrony Credit Card Master Note Trust Series 2016-1 Class A, 2.04% 3/15/22	1,000,000	1,005,461
TCF Auto Receivables Owner Trust Series 2016-1A Class A2, 1.39% 11/15/19 (a)	2,601,510	2,599,180
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.8506% 9/25/34 (b)	2,472	2,317
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.5651% 4/6/42 (a)(b)	304,000	155,040
Verizon Owner Trust:
Series 2016-1A Class A, 1.42% 1/20/21 (a)	4,069,000	4,054,303
Series 2016-2A Class A, 1.68% 5/20/21 (a)	5,279,000	5,280,534
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 1.4% 7/22/19 (a)	3,104,000	3,103,563
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (a)	1,613,143	1,613,896
TOTAL ASSET-BACKED SECURITIES
(Cost $173,876,091)		174,986,264

Collateralized Mortgage Obligations - 1.2%
Private Sponsor - 0.4%
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 3.0675% 5/27/35 (a)(b)	369,390	379,040
CSAIL Commercial Mortgage Trust Series 2015-C2 Class ASB, 3.2241% 6/15/57	1,352,000	1,395,421
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1.1517% 2/25/37 (b)	41,350	39,584
Mortgage Repurchase Agreement Funding Trust floater Series 2016-5 Class A, 2.1594% 6/10/19 (a)(b)	7,000,000	6,986,021
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25 (a)	271,797	271,884
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 3.3394% 6/10/35 (a)(b)	27,917	26,849
Class B6, 3.8394% 6/10/35 (a)(b)	46,442	27,894
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 2.1999% 7/20/34 (b)	2,249	2,210

TOTAL PRIVATE SPONSOR		9,128,903

U.S. Government Agency - 0.8%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	228,407	236,244
planned amortization class Series 2015-28 Class P, 2.5% 5/25/45	6,129,309	6,170,955
Series 2014-57 Class A, 3% 9/25/44	1,661,410	1,689,650
Series 2015-28 Class JE, 3% 5/25/45	4,300,176	4,417,729
Freddie Mac:
planned amortization class Series 3820 Class DA, 4% 11/15/35	161,284	165,486
Series 3777 Class AC, 3.5% 12/15/25	365,839	379,779
Series 3949 Class MK, 4.5% 10/15/34	161,854	173,885
Series 4472 Class WL, 3% 5/15/45	1,942,584	1,996,633
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H17 Class HA, 2.5% 5/20/65 (d)	6,713,076	6,782,324

TOTAL U.S. GOVERNMENT AGENCY		22,012,685

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $31,405,867)		31,141,588

Commercial Mortgage Securities - 5.6%
7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (a)	215,178	217,405
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.7316% 2/14/43 (b)(e)	16,756	179
Banc of America Commercial Mortgage Trust sequential payer Series 2007-5 Class A4, 5.492% 2/10/51	780,411	782,610
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class A2, 2.723% 7/15/49	2,685,000	2,729,301
Barclays Commercial Mortgage Securities LLC:
floater Series 2015-RRI Class A, 2.1439% 5/15/32 (a)(b)	1,927,035	1,929,445
Series 2015-STP Class A, 3.3228% 9/10/28 (a)	7,384,048	7,619,923
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 2.2986% 12/25/33 (a)(b)	2,602	2,421
Series 2005-4A:
Class A2, 1.4136% 1/25/36 (a)(b)	69,124	63,985
Class B1, 2.4236% 1/25/36 (a)(b)	3,088	2,465
Class M1, 1.4736% 1/25/36 (a)(b)	22,298	19,952
Class M2, 1.4936% 1/25/36 (a)(b)	6,690	5,936
Class M3, 1.5236% 1/25/36 (a)(b)	9,769	8,047
Class M4, 1.6336% 1/25/36 (a)(b)	5,403	4,763
Class M5, 1.6736% 1/25/36 (a)(b)	5,403	4,115
Class M6, 1.7236% 1/25/36 (a)(b)	5,739	4,400
Series 2006-3A Class M4, 1.4206% 10/25/36 (a)(b)	2,976	2,322
Series 2007-1 Class A2, 1.2606% 3/25/37 (a)(b)	45,082	39,983
Series 2007-2A:
Class A1, 1.2517% 7/25/37 (a)(b)	47,179	43,159
Class A2, 1.3017% 7/25/37 (a)(b)	44,109	40,319
Class M1, 1.3517% 7/25/37 (a)(b)	15,489	12,026
Class M2, 1.3917% 7/25/37 (a)(b)	8,368	6,466
Class M3, 1.4717% 7/25/37 (a)(b)	6,544	5,111
Series 2007-3:
Class A2, 1.2717% 7/25/37 (a)(b)	41,075	34,439
Class M1, 1.2917% 7/25/37 (a)(b)	9,112	7,164
Class M2, 1.3217% 7/25/37 (a)(b)	9,776	7,438
Class M3, 1.3517% 7/25/37 (a)(b)	15,081	11,222
Class M4, 1.4817% 7/25/37 (a)(b)	23,862	16,261
Class M5, 1.5817% 7/25/37 (a)(b)	8,955	4,785
Series 2007-4A Class M1, 1.9406% 9/25/37 (a)(b)	3,737	1,290
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	123,040	123,586
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 2.3939% 12/15/27 (a)(b)	4,443,845	4,452,204
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class A, 2.808% 4/10/28 (a)	6,819,000	6,939,699
Citigroup Commercial Mortgage Trust:
sequential payer Series 2012-GC8 Class A4, 3.024% 9/10/45	837,000	860,752
Series 2015-GC29 Class A2, 2.674% 4/10/48	1,388,000	1,409,179
Series 2016-P4 Class A2, 2.446% 7/10/49	1,073,000	1,082,255
Series 2017-P7 Class A2, 3.199% 4/14/50	2,399,000	2,494,017
COMM Mortgage Trust:
sequential payer:
Series 2012-CR3 Class A3, 2.822% 10/15/45	1,310,000	1,332,326
Series 2012-LC4 Class A4, 3.288% 12/10/44	2,134,000	2,215,671
Series 2013-CR7 Class A4, 3.213% 3/10/46	4,365,000	4,495,129
Series 2015-CR23 Class ASB, 3.257% 5/10/48	1,587,000	1,657,515
Series 2013-CR6 Class A4, 3.101% 3/10/46	1,715,000	1,756,715
Series 2013-LC6 Class ASB, 2.478% 1/10/46	2,180,000	2,211,250
Series 2014-CR15 Class A2, 2.928% 2/10/47	3,957,000	4,027,152
Series 2014-CR17 Class A2, 3.012% 5/10/47	790,000	803,002
Series 2014-CR20 Class A2, 2.801% 11/10/47	987,000	1,005,169
Series 2014-UBS3 Class A2, 2.844% 6/10/47	1,960,000	1,999,321
Series 2015-CR22 Class A2, 2.856% 3/10/48	953,000	973,409
Commercial Mortgage Loan Trust Series 2008-LS1 Class A1A, 6.3096% 12/10/49 (b)	2,835,058	2,856,904
CSMC Series 2015-TOWN:
Class B, 2.8939% 3/15/28 (a)(b)	264,000	263,786
Class C, 3.2439% 3/15/28 (a)(b)	257,000	256,885
Class D, 4.1939% 3/15/28 (a)(b)	1,003,000	1,003,000
GAHR Commercial Mortgage Trust:
floater Series 2015-NRF Class AFL1, 2.2939% 12/15/34 (a)(b)	934,453	935,728
Series 2015-NRF:
Class BFX, 3.4949% 12/15/34 (a)(b)	2,358,850	2,417,165
Class CFX, 3.4949% 12/15/34 (a)(b)	1,059,000	1,079,176
GE Capital Commercial Mortgage Corp. Series 2007-C1 Class A1A, 5.483% 12/10/49	935,069	934,083
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.9939% 7/15/31 (a)(b)	243	241
sequential payer:
Series 2012-GCJ7 Class A4, 3.377% 5/10/45	2,553,000	2,665,095
Series 2012-GCJ9 Class A3, 2.773% 11/10/45	3,718,000	3,779,178
Series 2013-GC10:
Class A4, 2.681% 2/10/46	1,061,000	1,069,754
Class A5, 2.943% 2/10/46	2,028,000	2,068,144
Series 2014-GC18 Class AAB, 3.648% 1/10/47	702,000	742,245
Series 2014-GC20 Class AAB, 3.655% 4/10/47	817,000	863,218
Series 2015-GC28 Class AAB, 3.206% 2/10/48	1,764,000	1,833,836
Series 2015-GC32 Class A2, 3.062% 7/10/48	2,500,000	2,568,202
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 Class A2, 3.1438% 1/15/49	1,975,000	2,041,583
JPMBB Commercial Mortgage Securities sequential payer Series 2014-C25 Class ASB, 3.4074% 11/15/47	1,831,000	1,924,031
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2013-C17 Class ASB, 3.705% 1/15/47	895,000	948,562
JPMBB Commercial Mortgage Secutities Trust Series 2015-C29 Class A2, 2.9213% 5/15/48	1,567,000	1,605,842
JPMCC Commercial Mortgage Securities Trust sequential payer Series 2016-JP4 Class A2, 2.9838% 12/15/49	3,027,000	3,115,028
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2014-BXH Class A, 1.8891% 4/15/27 (a)(b)	1,012,823	1,015,059
Series 2014-FL5 Class A, 1.9739% 7/15/31 (a)(b)	709,418	709,860
sequential payer:
Series 2007-LD11 Class A4, 6.004% 6/15/49 (b)	97	97
Series 2011-C3 Class A3, 4.3877% 2/15/46 (a)	1,475,361	1,501,684
Series 2016-WP Class TA, 2.4439% 10/15/33 (a)(b)	1,811,000	1,820,062
LB-UBS Commercial Mortgage Trust Series 2007-C7 Class A3, 5.866% 9/15/45	891,039	898,883
Morgan Stanley BAML Trust:
sequential payer:
Series 2012-C6 Class A4, 2.858% 11/15/45	4,544,000	4,635,782
Series 2013-C11 Class A4, 4.1697% 8/15/46 (b)	1,443,000	1,561,675
Series 2014-C14 Class A2, 2.916% 2/15/47	817,000	830,002
Series 2014-C17 Class ASB, 3.477% 8/15/47	3,656,000	3,840,886
Series 2015-C22 Class ASB, 3.04% 4/15/48	1,170,000	1,202,742
Morgan Stanley Capital I Trust sequential payer:
Series 2011-C1 Class A4, 5.033% 9/15/47 (a)(b)	6,000,000	6,539,672
Series 2011-C2 Class A4, 4.661% 6/15/44 (a)	2,725,000	2,959,688
MSCG Trust Series 2016-SNR:
Class A, 3.4596% 11/15/34 (a)(b)	2,922,000	2,943,322
Class B, 4.181% 11/15/34 (a)	1,031,000	1,040,000
SCG Trust Series 2013-SRP1 Class A, 2.6439% 11/15/26 (a)(b)	2,027,000	2,011,823
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2012-C2 Class A4, 3.525% 5/10/63	2,703,000	2,828,525
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-34 Class A1A, 5.608% 5/15/46	5,405,711	5,417,326
Series 2007-C33 Class A5, 6.179% 2/15/51 (b)	124,960	124,942
Series 2006-C26 Class A1A, 6.009% 6/15/45 (b)	46,440	46,343
Waldorf Astoria Boca Raton Trust floater Series 2016-BOCA Class A, 2.3439% 6/15/29 (a)(b)	2,645,000	2,651,647
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2012-LC5 Class A3, 2.918% 10/15/45	762,000	777,745
Series 2015-C27 Class ASB, 3.278% 2/15/48	1,373,000	1,431,033
Series 2016-C35 Class A2, 2.495% 7/15/48	859,000	866,854
Wells Fargo Commercial Mtg Trust 2016-C sequential payer Series 2016-C37 Class A1, 3.03% 12/15/49	2,128,000	2,196,996
WF-RBS Commercial Mortgage Trust:
sequential payer:
Series 2011-C2 Class A4, 4.869% 2/15/44 (a)(b)	4,245,000	4,623,892
Series 2012-C9 Class A3, 2.87% 11/15/45	3,163,000	3,222,595
Series 2013-C11 Class A5, 3.071% 3/15/45	3,126,000	3,203,918
Series 2013-C12 Class ASB, 2.838% 3/15/48	541,000	552,371
Series 2013-C16 Class ASB, 3.963% 9/15/46	1,101,000	1,169,416
Series 2013-C11 Class ASB, 2.63% 3/15/45	1,310,000	1,329,130
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $153,232,667)		152,390,939

Municipal Securities - 0.6%
Illinois Gen. Oblig.:
Series 2003, 4.95% 6/1/23	$2,645,000	$2,700,201
Series 2011:
5.665% 3/1/18	630,000	642,827
5.877% 3/1/19	4,715,000	4,938,114
Series 2013, 2.69% 12/1/17	500,000	499,730
New York City Transitional Fin. Auth. Rev. Series 2017 E, 2.85% 2/1/24	1,320,000	1,326,112
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 1.4% 6/1/17, VRDN (b)	1,875,000	1,875,000
Series 2010 D, 1.4% 6/1/17, VRDN (b)	5,075,000	5,075,000
TOTAL MUNICIPAL SECURITIES
(Cost $17,063,548)		17,056,984

Bank Notes - 1.9%
Bank of America NA 1.75% 6/5/18	2,000,000	2,003,660
Capital One Bank U.S.A. NA 2.25% 2/13/19	1,000,000	1,002,912
Capital One NA:
1.65% 2/5/18	3,000,000	2,999,211
1.85% 9/13/19	3,000,000	2,979,237
Citizens Bank NA 2.3% 12/3/18	1,384,000	1,390,166
Discover Bank:
(Delaware) 3.2% 8/9/21	2,000,000	2,047,624
3.1% 6/4/20	3,590,000	3,665,354
Fifth Third Bank:
2.375% 4/25/19	2,000,000	2,016,498
2.875% 10/1/21	2,000,000	2,043,446
First Tennessee Bank NA 2.95% 12/1/19	5,000,000	5,062,975
KeyBank NA:
1.65% 2/1/18	397,000	397,335
2.35% 3/8/19	2,000,000	2,015,178
2.5% 12/15/19	3,783,000	3,823,334
Manufacturers & Traders Trust Co.:
2.1% 2/6/20	3,000,000	3,011,742
2.3% 1/30/19	1,100,000	1,110,006
PNC Bank NA 1.5% 2/23/18	2,100,000	2,100,998
RBS Citizens NA 2.5% 3/14/19	1,153,000	1,162,809
Regions Bank 7.5% 5/15/18	250,000	263,143
Regions Financial Corp. 2.25% 9/14/18	4,000,000	4,013,536
The Toronto-Dominion Bank 2.125% 7/2/19	5,000,000	5,027,135
U.S. Bank NA 2.125% 10/28/19	2,186,000	2,204,666
Wachovia Bank NA 6% 11/15/17	570,000	581,438
TOTAL BANK NOTES
(Cost $50,595,710)		50,922,403

Commercial Paper - 0.2%
Vodafone Group PLC yankee 1.6% 9/12/17
(Cost $4,977,111)	5,000,000	4,979,677

	Shares	Value

Fixed-Income Funds - 0.7%
Fidelity Specialized High Income Central Fund (f)
(Cost $18,126,476)	174,749	18,254,235

Money Market Funds - 0.2%
Fidelity Cash Central Fund, 0.86% (g)
(Cost $6,129,553)	6,127,714	6,128,940
TOTAL INVESTMENT PORTFOLIO - 99.6%
(Cost $2,679,514,756)		2,690,426,362
NET OTHER ASSETS (LIABILITIES) - 0.4%		10,595,058
NET ASSETS - 100%		$2,701,021,420

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $454,397,269 or 16.8% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$177,163
Fidelity Specialized High Income Central Fund	713,748
Total	$890,911

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$17,246,563	$762,722	$--	$18,254,235	2.4%
Total	$17,246,563	$762,722	$--	$18,254,235

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,903,682,566	$--	$1,903,682,566	$--
U.S. Government and Government Agency Obligations	321,694,388	--	321,694,388	--
U.S. Government Agency - Mortgage Securities	9,188,378	--	9,188,378	--
Asset-Backed Securities	174,986,264	--	174,831,224	155,040
Collateralized Mortgage Obligations	31,141,588	--	31,086,845	54,743
Commercial Mortgage Securities	152,390,939	--	152,390,939	--
Municipal Securities	17,056,984	--	17,056,984	--
Bank Notes	50,922,403	--	50,922,403	--
Commercial Paper	4,979,677	--	4,979,677	--
Fixed-Income Funds	18,254,235	18,254,235	--	--
Money Market Funds	6,128,940	6,128,940	--	--
Total Investments in Securities:	$2,690,426,362	$24,383,175	$2,665,833,404	$209,783

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, U.S. government and government agency obligations and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $2,676,993,591. Net unrealized appreciation aggregated $13,432,771, of which $21,475,533 related to appreciated investment securities and $8,042,762 related to depreciated investment securities.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Mortgage Securities Fund

May 31, 2017

AMOR-QTLY-0717
1.804866.113

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 94.0%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 51.3%
2.5% 2/1/30 to 8/1/31	3,710	3,754
2.5% 6/1/32 (a)	1,000	1,010
2.689% 9/1/36 (b)	82	84
2.695% 2/1/42 (b)	439	454
2.736% 7/1/35 (b)	4	4
2.773% 1/1/42 (b)	336	352
2.798% 10/1/33 (b)	32	33
2.803% 6/1/36 (b)	27	28
2.815% 9/1/36 (b)	32	33
2.898% 6/1/36 (b)	260	274
2.932% 1/1/35 (b)	118	123
3% 6/1/32 (a)	21,700	22,375
3% 6/1/32 (a)	10,850	11,187
3% 6/1/32 (a)	10,850	11,187
3% 6/1/32 (a)	18,200	18,766
3% 6/1/32 (a)	9,475	9,770
3% 6/1/32 (a)	8,425	8,687
3% 9/1/42 to 12/1/46	79,384	80,158
3% 6/1/47 (a)	30,040	30,178
3.006% 5/1/36 (b)	150	158
3.03% 8/1/41 (b)	242	256
3.065% 9/1/41 (b)	97	104
3.083% 3/1/35 (b)	15	16
3.121% 8/1/35 (b)	202	214
3.17% 11/1/36 (b)	24	25
3.195% 4/1/37 (b)	64	66
3.219% 3/1/36 (b)	90	94
3.33% 7/1/35 (b)	32	34
3.331% 3/1/40 (b)	133	140
3.375% 10/1/36 (b)	168	179
3.435% 4/1/36 (b)	64	68
3.463% 5/1/36 (b)	22	23
3.478% 12/1/40 (b)	3,262	3,428
3.5% 9/1/29 to 3/1/47 (a)	109,064	113,357
3.5% 6/1/47 (a)	31,025	32,019
3.5% 6/1/47 (a)	2,000	2,064
3.5% 6/1/47 (a)	1,000	1,032
3.5% 6/1/47 (a)	11,200	11,559
3.5% 6/1/47 (a)	10,000	10,320
3.5% 6/1/47 (a)	6,950	7,173
3.5% 6/1/47 (a)	6,950	7,173
4% 11/1/31 to 10/1/46	82,559	87,667
4.5% 5/1/25 to 8/1/56	13,030	14,081
5% 5/1/20 to 8/1/56	32,248	35,596
5.255% 8/1/41	701	773
5.5% 2/1/18 to 4/1/39	2,488	2,808
6% 7/1/39	1,243	1,417
6.309% 2/1/39	1,131	1,231
6.5% 6/1/17 to 8/1/39	6,638	7,681
7% 8/1/17 to 5/1/30	718	826
7.5% 8/1/22 to 9/1/32	497	587
8% 12/1/29 to 3/1/37	14	17
8.5% 2/1/22 to 3/1/23	43	47
9% 10/1/30	189	234
9.5% 2/1/20 to 8/1/22	1	1
		540,925
Freddie Mac - 21.8%
2.5% 7/1/31	1,702	1,724
2.82% 3/1/35 (b)	45	46
2.856% 5/1/34 (b)	5	5
2.962% 11/1/35 (b)	169	176
2.967% 5/1/37 (b)	26	27
2.97% 8/1/37 (b)	77	80
3% 3/1/32 to 2/1/47	51,995	52,463
3.05% 6/1/37 (b)	28	29
3.091% 9/1/41 (b)	418	442
3.13% 3/1/36 (b)	218	228
3.158% 10/1/42 (b)	265	280
3.26% 6/1/37 (b)	20	22
3.28% 6/1/33 (b)	495	524
3.29% 6/1/37 (b)	161	171
3.295% 7/1/36 (b)	63	67
3.32% 4/1/37 (b)	38	41
3.349% 6/1/37 (b)	366	387
3.382% 12/1/40 (b)	1,501	1,573
3.5% 6/1/27 to 9/1/46 (c)	94,102	97,743
3.53% 10/1/36 (b)	9	9
3.742% 12/1/36 (b)	237	248
4% 2/1/41 to 4/1/46	40,590	43,062
4% 6/1/47 (a)	4,900	5,172
4.079% 10/1/35 (b)	30	32
4.5% 7/1/25 to 3/1/44	6,120	6,623
5% 7/1/33 to 7/1/41	3,488	3,846
5.5% 10/1/17 to 10/1/39	6,197	6,919
6% 6/1/17 to 6/1/39	1,551	1,759
6.5% 6/1/17 to 9/1/39	2,731	3,084
7% 6/1/21 to 9/1/36	1,024	1,183
7.5% 1/1/27 to 7/1/34	1,251	1,477
8% 4/1/21 to 1/1/37	6	7
8.5% 9/1/20	0	0
9% 10/1/19 to 5/1/21	2	2
		229,451
Ginnie Mae - 20.9%
3% 6/15/42 to 1/20/47	60,448	61,630
3% 6/1/47 (a)	18,000	18,328
3.5% 11/20/41 to 6/20/46 (c)	63,574	66,543
4% 7/20/33 to 8/15/43	25,029	26,735
4% 6/1/47 (a)	7,200	7,619
4% 7/1/47 (a)	3,200	3,381
4.5% 8/15/33 to 6/15/41	26,219	28,475
5% 9/20/33 to 6/15/41	4,539	5,100
5.5% 12/15/38 to 9/15/39	741	842
6.5% 10/15/34 to 7/15/36	175	202
7% 2/15/24 to 4/20/32	725	848
7.5% 12/15/21 to 12/15/29	197	226
8% 6/15/21 to 12/15/25	107	122
8.5% 11/15/27 to 10/15/28	102	119
10.5% 2/20/18	0	0
		220,170
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $986,033)		990,546

Asset-Backed Securities - 5.9%
American Credit Acceptance Receivable Trust Series 2016-1A Class A, 2.37% 5/12/20 (d)	$649	$650
American Credit Acceptance Receivables Trust Series 2015-3 Class A, 1.95% 9/12/19 (d)	277	277
Avis Budget Rental Car Funding (AESOP) LLC Series 2012-3A Class A, 2.1% 3/20/19 (d)	5,560	5,572
CAM Mortgage Trust Series 2017-1 Class A1, 3.22% 8/1/57 (d)	5,416	5,420
Citi Held For Asset Issuance Series 2015-PM33 Class A, 2.56% 5/16/22 (d)	150	150
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 2.3736% 10/25/37 (b)(d)	5,104	5,065
Countrywide Home Loans, Inc. Series 2005-3 Class MV4, 1.6436% 8/25/35 (b)	182	182
CPS Auto Trust Series 2015-C Class A, 1.77% 6/17/19 (d)	2,265	2,266
Exeter Automobile Receivables Trust:
Series 2016-1A Class A, 2.8% 7/15/20 (d)	1,712	1,714
Series 2017-2A Class A, 2.22% 6/15/21 (d)	1,375	1,375
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27	11,700	11,749
Flagship Credit Auto Trust Series 2015-3 Class A, 2.34% 10/15/20 (d)	1,340	1,343
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (d)	29	2
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AF3, 5.532% 11/25/36	32	32
Merrill Lynch Mortgage Investors Trust Series 2006-FF1 Class M2, 1.3136% 8/25/36 (b)	5,300	5,260
Nationstar HECM Loan Trust:
Series 2016-1A Class A, 2.9813% 2/25/26 (d)	845	845
Series 2017-1A Class A, 1.9679% 5/25/27 (d)	6,636	6,637
OneMain Financial Issuance Trust Series 2014-1A Class A, 2.43% 6/18/24 (d)	185	185
Prosper Marketplace Issuance Trust Series 2017-1A Class A, 2.56% 6/15/23 (d)	3,569	3,582
Structured Asset Securities Corp. Series 2005-NC2 Class M3, 1.4206% 5/25/35 (b)	1,507	1,506
Towd Point Mortgage Trust Series 2017-1 Class A1, 2.75% 10/25/56 (b)(d)	8,007	8,061
Vericrest Opportunity Loan Trust Series 2014-NP11 Class A1, 3.875% 4/25/55 (d)	164	164
TOTAL ASSET-BACKED SECURITIES
(Cost $61,748)		62,037

Collateralized Mortgage Obligations - 13.4%
Private Sponsor - 5.7%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 1.1306% 6/27/36 (b)(d)	4,844	4,714
Banc of America Funding Trust sequential payer Series 2010-R3 Class 1A1, 3.3296% 12/26/35 (b)(d)	686	688
BCAP LLC II Trust Series 2012-RR10 Class 5A5, 1.2466% 4/26/36 (b)(d)	25	25
BCAP LLC Trust sequential payer:
Series 2010-RR11 Class 6A1, 3.2335% 3/27/36 (b)(d)	$2,004	$2,002
Series 2010-RR2 Class 5A2, 5% 12/26/36 (d)	284	292
Series 2012-RR5 Class 8A5, 1.1783% 7/26/36 (b)(d)	630	608
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (b)(d)	4,560	4,552
Citigroup Mortgage Loan Trust, Inc. sequential payer Series 2009-5 Class 5A1, 3.3763% 1/25/37 (b)(d)	718	733
Credit Suisse Commercial Mortgage Trust Series 2014-15R Class 7A3, 1.6672% 10/26/37 (b)(d)	646	642
Credit Suisse Mortgage Trust:
Series 2010-9R Class 2A5, 4% 2/27/38 (d)	2,044	2,101
Series 2012-2R Class 1A1, 3.0675% 5/27/35 (b)(d)	345	354
CSMC:
floater Series 2015-1R Class 6A1, 1.2609% 5/27/37 (b)(d)	3,156	3,021
Series 2011-2R Class 2A1, 3.1309% 7/27/36 (b)(d)	1,031	1,029
Series 2014-3R Class 2A1, 1.6817% 5/27/37 (b)(d)	748	723
Exeter Automobile Receivables Trust Series 2015-2A Class A, 1.54% 11/15/19 (d)	900	900
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.0249% 10/25/34 (b)	207	205
Freddie Mac Seasoned Credit Risk Transfer Series sequential payer Series 2017-1 Class MA, 3% 1/25/56	3,687	3,729
JP Morgan Resecuritization Trust floater Series 2012-2 Class 6A1, 1.1843% 6/21/36 (b)(d)	1,663	1,643
MASTR Alternative Loan Trust Series 2004-6 Class 5A1, 5.4278% 7/25/19 (b)	592	595
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1.1517% 2/25/37 (b)	824	789
Morgan Stanley Re-REMIC Trust Series 2010-R6 Class 1A, 3.1157% 2/26/37 (b)(d)	1,142	1,147
Mortgage Repurchase Agreement Funding Trust floater Series 2016-5 Class A, 2.1594% 6/10/19 (b)(d)	11,230	11,208
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25 (d)	157	157
Nomura Resecuritization Trust sequential payer Series 2011-3RA Class 2A1, 3.2847% 3/26/37 (b)(d)	787	789
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.368% 4/25/33 (b)	54	55
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1.6306% 9/25/43 (b)	3,133	3,025
Towd Point Mortgage Trust:
Series 2015-5 Class A1B, 2.75% 5/25/55 (d)	1,217	1,226
Series 2017-2 Class A1, 2.75% 4/25/57 (b)(d)	7,110	7,159
WaMu Mortgage pass-thru certificates sequential payer:
Series 2002-S8 Class 2A7, 5.25% 1/25/18	63	63
Series 2003-MS5 Class 1A1, 5% 3/25/18	61	61
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-I Class A1, 2.9052% 9/25/33 (b)	602	611
Series 2005-AR10 Class 2A15, 3.092% 6/25/35 (b)	3,784	3,868
Series 2005-AR2 Class 1A2, 3.1529% 3/25/35 (b)	167	166
Series 2006-AR10 Class 3A1, 3.1238% 7/25/36 (b)	245	246
Wells Fargo Mortgage Loan Trust sequential payer Series 2011-RR4:
Class 1A1, 3.3606% 6/27/36 (b)(d)	380	380
Class 2A1, 3.2504% 6/27/36 (b)(d)	532	531
		60,037
U.S. Government Agency - 7.7%
Fannie Mae:
floater Series 2003-118 Class S, 7.0764% 12/25/33 (b)(e)(f)	253	61
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	453	502
Series 1999-32 Class PL, 6% 7/25/29	437	485
Series 1999-33 Class PK, 6% 7/25/29	291	323
Series 2001-52 Class YZ, 6.5% 10/25/31	35	41
Series 2005-39 Class TE, 5% 5/25/35	668	734
Series 2005-73 Class SA, 14.8887% 8/25/35 (b)(f)	46	57
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	458	505
Series 2001-31 Class ZC, 6.5% 7/25/31	207	236
Series 2002-16 Class ZD, 6.5% 4/25/32	73	84
Series 2002-74 Class SV, 6.5264% 11/25/32 (b)(e)	175	29
Series 2012-67 Class AI, 4.5% 7/25/27 (e)	566	61
Series 06-116 Class SG, 5.6164% 12/25/36 (b)(e)(f)	170	36
Series 07-40 Class SE, 5.4164% 5/25/37 (b)(e)(f)	97	19
Series 1993-165 Class SH, 16.9046% 9/25/23 (b)(f)	23	29
Series 2003-21 Class SK, 7.0764% 3/25/33 (b)(e)(f)	71	15
Series 2003-35 Class TQ, 6.4764% 5/25/18 (b)(e)(f)	9	0
Series 2005-79 Class ZC, 5.9% 9/25/35	375	433
Series 2007-57 Class SA, 34.4786% 6/25/37 (b)(f)	339	678
Series 2007-66 Class SB, 33.4586% 7/25/37 (b)(f)	106	188
Series 2008-12 Class SG, 5.3264% 3/25/38 (b)(e)(f)	521	89
Series 2009-114 Class AI, 5% 12/25/23 (e)	17	0
Series 2009-16 Class SA, 5.2264% 3/25/24 (b)(e)(f)	2	0
Series 2009-76 Class MI, 5.5% 9/25/24 (e)	25	1
Series 2009-85 Class IB, 4.5% 8/25/24 (e)	43	2
Series 2009-93 Class IC, 4.5% 9/25/24 (e)	63	3
Series 2010-12 Class AI, 5% 12/25/18 (e)	124	2
Series 2010-135 Class LS, 5.0264% 12/25/40 (b)(e)(f)	492	79
Series 2010-139 Class NI, 4.5% 2/25/40 (e)	604	68
Series 2010-150 Class ZC, 4.75% 1/25/41	1,355	1,515
Series 2010-23:
Class AI, 5% 12/25/18 (e)	39	1
Class HI, 4.5% 10/25/18 (e)	43	1
Series 2010-29 Class LI, 4.5% 6/25/19 (e)	115	2
Series 2010-95 Class ZC, 5% 9/25/40	2,901	3,263
Series 2010-97 Class CI, 4.5% 8/25/25 (e)	157	10
Series 2011-110 Class SA, 5.5864% 4/25/41 (b)(e)(f)	983	144
Series 2011-112 Class SA, 5.5264% 11/25/41 (b)(e)(f)	908	160
Series 2011-123 Class SD, 5.5764% 8/25/39 (b)(e)(f)	848	114
Series 2011-4 Class PZ, 5% 2/25/41	596	687
Series 2011-67 Class AI, 4% 7/25/26 (e)	158	15
Series 2011-83 Class DI, 6% 9/25/26(e)	205	21
Series 2012-100 Class WI, 3% 9/25/27 (e)	1,480	140
Series 2012-14 Class JS, 5.6264% 12/25/30 (b)(e)(f)	550	72
Series 2012-47 Class SD, 5.4264% 5/25/42 (b)(e)(f)	1,924	367
Series 2012-9 Class SH, 5.5264% 6/25/41 (b)(e)(f)	724	108
Series 2013-133 Class IB, 3% 4/25/32 (e)	1,014	97
Series 2013-51 Class GI, 3% 10/25/32 (e)	323	35
Series 2013-N1 Class A, 5.6964% 6/25/35 (b)(e)(f)	542	101
Series 2015-42:
Class IL, 6% 6/25/45 (e)	2,173	506
Class LS, 5.1764% 6/25/45 (b)(e)(f)	2,427	394
Series 2015-70 Class JC, 3% 10/25/45	2,755	2,827
Series 2016-78 Class CS, 5.0764% 5/25/39 (b)(e)(f)	4,158	717
Series 2017-30 Class AI, 5.5% 5/25/47	1,038	232
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 29, 5.5% 8/25/18 (e)	18	0
Series 348 Class 14, 6.5% 8/25/34 (b)(e)	141	33
Series 351:
Class 12, 5.5% 4/25/34 (b)(e)	92	15
Class 13, 6% 3/25/34 (e)	123	25
Series 359 Class 19, 6% 7/25/35 (b)(e)	83	16
Series 384 Class 6, 5% 7/25/37 (e)	292	51
Freddie Mac:
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	499	554
Series 2104 Class PG, 6% 12/15/28	145	160
Series 2121 Class MG, 6% 2/15/29	209	233
Series 2154 Class PT, 6% 5/15/29	354	394
Series 2162 Class PH, 6% 6/15/29	54	59
Series 2520 Class BE, 6% 11/15/32	243	263
Series 2585 Class KS, 6.6109% 3/15/23 (b)(e)(f)	21	2
Series 2693 Class MD, 5.5% 10/15/33	4,362	4,890
Series 2802 Class OB, 6% 5/15/34	1,112	1,224
Series 3002 Class NE, 5% 7/15/35	402	439
Series 3189 Class PD, 6% 7/15/36	408	465
Series 3415 Class PC, 5% 12/15/37	118	129
Series 3786 Class HI, 4% 3/15/38 (e)	588	49
Series 3806 Class UP, 4.5% 2/15/41	1,049	1,122
Series 3832 Class PE, 5% 3/15/41	960	1,076
Series 70 Class C, 9% 9/15/20	1	1
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	70	79
Series 2135 Class JE, 6% 3/15/29	269	300
Series 2274 Class ZM, 6.5% 1/15/31	122	139
Series 2281 Class ZB, 6% 3/15/30	100	108
Series 2357 Class ZB, 6.5% 9/15/31	244	282
Series 2502 Class ZC, 6% 9/15/32	260	283
Series 3871 Class KB, 5.5% 6/15/41	1,045	1,226
Series 06-3115 Class SM, 5.6109% 2/15/36 (b)(e)(f)	143	29
Series 1658 Class GZ, 7% 1/15/24	289	313
Series 2013-4281 Class AI, 4% 12/15/28 (e)	1,296	116
Series 2380 Class SY, 7.2109% 11/15/31 (b)(e)(f)	971	167
Series 2587 Class IM, 6.5% 3/15/33 (e)	140	33
Series 2844:
Class SC, 40.3708% 8/15/24 (b)(f)	8	12
Class SD, 73.5916% 8/15/24 (b)(f)	12	23
Series 2933 Class ZM, 5.75% 2/15/35	770	899
Series 2935 Class ZK, 5.5% 2/15/35	1,350	1,524
Series 2947 Class XZ, 6% 3/15/35	513	572
Series 2996 Class ZD, 5.5% 6/15/35	616	705
Series 3055 Class CS, 5.6009% 10/15/35 (b)(e)	191	38
Series 3237 Class C, 5.5% 11/15/36	915	1,040
Series 3244 Class SG, 5.6709% 11/15/36 (b)(e)(f)	382	74
Series 3284 Class CI, 5.1309% 3/15/37 (b)(e)	805	151
Series 3287 Class SD, 5.7609% 3/15/37 (b)(e)(f)	529	108
Series 3297 Class BI, 5.7709% 4/15/37 (b)(e)(f)	780	164
Series 3336 Class LI, 5.5909% 6/15/37 (b)(e)	316	55
Series 3772 Class BI, 4.5% 10/15/18 (e)	87	2
Series 3949 Class MK, 4.5% 10/15/34	286	307
Series 3955 Class YI, 3% 11/15/21 (e)	899	41
Series 4055 Class BI, 3.5% 5/15/31 (e)	923	93
Series 4149 Class IO, 3% 1/15/33 (e)	141	18
Series 4314 Class AI, 5% 3/15/34 (e)	368	47
Series 4427 Class LI, 3.5% 2/15/34 (e)	1,589	191
Series 4471 Class PA 4% 12/15/40	4,057	4,261
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	198	225
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	2,838	3,038
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 5.6976% 6/16/37 (b)(e)(f)	185	38
Series 2010-H17 Class FA, 1.3128% 7/20/60 (b)(g)	252	251
Series 2010-H18 Class AF, 1.13% 9/20/60 (b)(g)	321	318
Series 2010-H19 Class FG, 1.13% 8/20/60 (b)(g)	353	351
Series 2011-H13 Class FA, 1.33% 4/20/61 (b)(g)	145	145
Series 2012-H21 Class DF, 1.48% 5/20/61 (b)(g)	1,126	1,129
planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (e)	367	44
sequential payer:
Series 2002-24 Class SK, 6.9576% 4/16/32 (b)(e)(f)	915	182
Series 2002-42 Class ZA, 6% 6/20/32	322	364
Series 2004-24 Class ZM, 5% 4/20/34	637	703
Series 2010-160 Class DY, 4% 12/20/40	4,068	4,345
Series 2010-170 Class B, 4% 12/20/40	918	980
Series 2001-3 Class S, 7.1076% 2/16/31 (b)(e)	204	36
Series 2001-36:
Class SB, 7.1076% 12/16/23 (b)(e)(f)	494	71
Class SP, 7.7576% 9/16/26 (b)(e)	294	37
Series 2001-38 Class SB, 6.5876% 8/16/31 (b)(e)(f)	333	58
Series 2001-49:
Class SC, 6.6076% 12/16/25 (b)(e)(f)	654	90
Class SL, 6.6076% 5/16/30 (b)(e)(f)	956	164
Class SV, 7.2576% 12/16/28 (b)(e)(f)	78	9
Series 2001-50:
Class SD, 7.1901% 11/20/31 (b)(e)(f)	473	107
Class ST, 6.7076% 8/16/27 (b)(e)(f)	221	40
Series 2002-5 Class SP, 6.4576% 1/16/32 (b)(e)(f)	325	49
Series 2004-32 Class GS, 5.5076% 5/16/34 (b)(e)(f)	314	58
Series 2004-73 Class AL, 6.2076% 8/17/34 (b)(e)(f)	121	27
Series 2011-52 Class HI, 7% 4/16/41 (e)	1,311	312
Series 2012-76 Class GS, 5.7076% 6/16/42 (b)(e)(f)	577	110
Series 2013-124:
Class ES, 7.343% 4/20/39 (b)(f)	1,202	1,269
Class ST, 7.4763% 8/20/39 (b)(f)	2,599	2,804
Series 2015-H13 Class HA, 2.5% 8/20/64 (g)	11,342	11,456
Series 2015-H17 Class HA, 2.5% 5/20/65 (g)	4,483	4,530
Series 2017-H06 Class FA, 1.17% 8/20/66 (b)(g)	6,522	6,533
		80,762
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $139,778)		140,799

Commercial Mortgage Securities - 4.6%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.7316% 2/14/43 (b)(e)	270	3
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class A, 3.3228% 9/10/28 (d)	1,643	1,695
Bayview Commercial Asset Trust floater Series 2007-3:
Class M1, 1.2917% 7/25/37 (b)(d)	31	24
Class M2, 1.3217% 7/25/37 (b)(d)	32	24
Class M3, 1.3517% 7/25/37 (b)(d)	52	39
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 2.3939% 12/15/27 (b)(d)	5,302	5,312
Citigroup Commercial Mortgage Trust:
Series 2015-GC33 Class XA, 1.1237% 9/10/58 (b)(e)	22,771	1,389
Series 2016-P6 Class XA, 0.9823% 12/10/49 (b)(e)	22,623	1,140
COMM Mortgage Trust:
Series 2014-CR19 Class XA, 1.4103% 8/10/47 (b)(e)	33,932	1,910
Series 2014-CR20 Class XA, 1.1759% 11/10/47 (b)(e)	20,072	1,216
Series 2014-LC17 Class XA, 1.1256% 10/10/47 (b)(e)	14,725	605
Series 2014-UBS4 Class XA, 1.3975% 8/10/47 (b)(e)	21,785	1,286
Series 2014-UBS6 Class XA, 1.195% 12/10/47 (b)(e)	15,113	781
Series 2015-DC1 Class XA, 1.3149% 2/10/48 (b)(e)	37,530	2,256
CSMC Series 2015-TOWN:
Class A, 2.2444% 3/15/28 (b)(d)	7,804	7,798
Class B, 2.8939% 3/15/28 (b)(d)	185	185
Class C, 3.2439% 3/15/28 (b)(d)	180	180
Class D, 4.1939% 3/15/28 (b)(d)	273	273
Freddie Mac Series K723 Class A1, 2.292% 4/25/23	2,175	2,189
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 2.2939% 12/15/34 (b)(d)	2,334	2,337
GE Capital Commercial Mortgage Corp. Series 2007-C1 Class A1A, 5.483% 12/10/49	896	895
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.9939% 7/15/31 (b)(d)	0	0
Series 2013-GC12 Class XA, 1.6912% 6/10/46 (b)(e)	7,514	473
Series 2014-GC20 Class XA, 1.1704% 4/10/47 (b)(e)	17,452	930
Series 2015-GC34 Class XA, 1.5213% 10/10/48 (b)(e)	10,594	885
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 2.244% 11/15/29 (b)(d)	844	845
JPMBB Commercial Mortgage Securities Trust Series 2014-C19 Class XA, 1.3377% 4/15/47 (b)(e)	6,660	216
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-BXH Class A, 1.8891% 4/15/27 (b)(d)	4,604	4,614
sequential payer Series 2007-LD11 Class A4, 6.004% 6/15/49 (b)	14	13
Series 2007-CB20 Class A1A, 5.746% 2/12/51	1,284	1,289
Series 2016-WP Class TA, 2.4439% 10/15/33 (b)(d)	769	773
Morgan Stanley BAML Trust Series 2015-C25 Class XA, 1.2938% 10/15/48 (b)(e)	13,736	964
Morgan Stanley Capital I Trust sequential payer Series 2007-IQ15 Class A4, 6.1257% 6/11/49 (b)	729	730
MSCG Trust Series 2016-SNR Class A, 3.4596% 11/15/34 (b)(d)	1,220	1,229
SCG Trust Series 2013-SRP1 Class A, 2.6439% 11/15/26 (b)(d)	2,783	2,762
Wells Fargo Commercial Mortgage Trust Series 2015-C31 Class XA, 1.2602% 11/15/48 (b)(e)	11,067	761
WF-RBS Commercial Mortgage Trust Series 2014-C24 Class XA, 1.1096% 11/15/47 (b)(e)	8,590	435
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $48,849)		48,456
	Shares	Value (000s)

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 0.86% (h)
(Cost $15,992)	15,988,067	15,991
TOTAL INVESTMENT PORTFOLIO - 119.4%
(Cost $1,252,400)		1,257,829
NET OTHER ASSETS (LIABILITIES) - (19.4)%		(204,500)
NET ASSETS - 100%		$1,053,329

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 6/1/32	$(3,000)	$(3,093)
3.5% 6/1/47	(1,000)	(1,032)
3.5% 6/1/47	(18,850)	(19,454)
3.5% 6/1/47	(9,425)	(9,727)
3.5% 6/1/47	(9,425)	(9,727)
3.5% 6/1/47	(16,400)	(16,925)
3.5% 6/1/47	(8,525)	(8,798)
3.5% 6/1/47	(7,575)	(7,818)
4% 6/1/47	(2,600)	(2,745)
4% 6/1/47	(1,100)	(1,161)
4% 6/1/47	(400)	(422)
TOTAL TBA SALE COMMITMENTS
(Proceeds $80,867)		$(80,902)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
59 CBOT 5-Year U.S. Treasury Note Contracts (United States)	Sept. 2017	6,980	$11
3 CBOT Long U.S. Treasury Bond Contracts (United States)	Sept. 2017	461	4
6 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	Sept. 2017	991	10
TOTAL PURCHASED			25
Sold
Treasury Contracts
223 CBOT 10-Year U.S. Treasury Note Contracts (United States)	Sept. 2017	28,164	(95)
81 CBOT 2-Year U.S. Treasury Note Contracts (United States)	Sept. 2017	17,535	(4)
TOTAL SOLD			(99)
TOTAL FUTURES CONTRACTS			$(74)

The face value of futures purchased as a percentage of Net Assets is 0.8%

The face value of futures sold as a percentage of Net Assets is 4.3%

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $328,000.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $118,022,000 or 11.2% of net assets.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$121
Fidelity Mortgage Backed Securities Central Fund	1
Total	$122

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$86	$1	$84	$--	0.0%
Total	$86	$1	$84	$--

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$990,546	$--	$990,546	$--
Asset-Backed Securities	62,037	--	62,037	--
Collateralized Mortgage Obligations	140,799	--	140,799	--
Commercial Mortgage Securities	48,456	--	48,456	--
Money Market Funds	15,991	15,991	--	--
Total Investments in Securities:	$1,257,829	$15,991	$1,241,838	$--
Derivative Instruments:
Assets
Futures Contracts	$25	$25	$--	$--
Total Assets	$25	$25	$--	$--
Liabilities
Futures Contracts	$(99)	$(99)	$--	$--
Total Liabilities	$(99)	$(99)	$--	$--
Total Derivative Instruments:	$(74)	$(74)	$--	$--
Other Financial Instruments:
TBA Sale Commitments	$(80,902)	$--	$(80,902)	$--
Total Other Financial Instruments:	$(80,902)	$--	$(80,902)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $1,252,416,000. Net unrealized appreciation aggregated $5,413,000, of which $12,266,000 related to appreciated investment securities and $6,853,000 related to depreciated investment securities.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 28, 2017